Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

May 4, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
Everlake Life Insurance Company
Everlake Financial Advisors Separate Account I
Definitive Filings Pursuant to Rule 497(j)

Everlake Life Insurance Company File Nos.:
333-270979	333-290879
333-270984	333-290880
333-270987	333-290881

Everlake Financial Advisors Separate Account I
Investment Company Act No. 811-09327; File Nos.:
333-102295	333-114561
333-114560	333-114562

Members of the Commission:

In accordance with Rule 497(j) of the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
For each Registration Statement referenced above, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement, and

2.
The text of the most recent post-effective amendments to the Registration Statements has been filed with the Commission electronically on April 13, 2026.

Sincerely,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel
Prudential